UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 107.4%
	AUTO MANUFACTURERS - 8.3%
90,000	Ford Motor Co. *	$ 1,051,200
170,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	572,900
		1,624,100
	BANKS - 27.1%
200,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	656,000
400,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	4,200,000
50,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	436,500
		5,292,500
	BIOTECHNOLOGY - 10.6%
31,000	Illumina, Inc. *	949,220
28,000	Vertex Pharmaceuticals, Inc. *	1,108,520
		2,057,740
	COMMERCIAL SERVICES - 5.8%
3,250	Mastercard, Inc. - Cl. A	1,128,530

	COMPUTERS - 5.2%
2,500	Apple, Inc. *	1,011,950

	ELECTRICAL COMPONENTS & EQUIPMENT - 11.0%
46,000	Universal Display Corp. * +	2,154,180

	HEALTHCARE-PRODUCTS - 24.3%
15,000	Edwards Lifesciences Corp. *	1,131,300
3,000	Intuitive Surgical, Inc. * +	1,301,580
60,000	MAKO Surgical Corp. *	2,307,000
		4,739,880
	MINING - 5.7%
29,000	Molycorp, Inc. *	1,109,830

	OIL & GAS SERVICES - 9.4%
5,500	CARBO Ceramics, Inc.	747,175
10,000	Core Laboratories NV	1,082,600
		1,829,775

	TOTAL COMMON STOCK & WARRANTS (Cost - $21,104,190)	20,948,485

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
789,727	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $789,727)	$ 789,727

	TOTAL INVESTMENTS - 111.4% (Cost - $21,893,917) (a)	$ 21,738,212
	LIABILITIES LESS OTHER ASSETS - (11.4) %	(2,227,779)
	NET ASSETS - 100.0%	$ 19,510,433

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities including options written as follows:
	Unrealized Appreciation:	$ 3,585,172
	Unrealized Depreciation:	(3,740,877)
	Net Unrealized Depreciation:	$ (155,705)
* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
10	Intuitive Surgical, Inc., January 2012, Call @ $400	$ 51,400
20	Intuitive Surgical, Inc., April 2012, Call @ $470	52,600
100	Universal Display Corporation, December 2011, Call @ $60	27,600
	TOTAL OPTIONS WRITTEN (Premiums received $127,696)	$ 131,600

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2011 (Unaudited)
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 20,948,485	$ -	$ -	$ 20,948,485
Money Market Funds	789,727	-	-	789,727
Total	$ 21,738,212	$ -	$ -	$ 21,738,212

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 131,600	$ -	$ -	$ 131,600
Total	$ 131,600	$ -	$ -	$ 131,600

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

	The Biondo Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 98.3%
	AEROSPACE/DEFENSE - 2.5%
35,000	BE Aerospace, Inc. *	$ 1,320,550

	AUTO MANUFACTURERS - 7.2%
250,000	Ford Motor Co. *	2,920,000
250,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	842,500
		3,762,500
	AUTO PARTS & EQUIPMENT - 3.1%
50,000	Johnson Controls, Inc.	1,646,500

	BANKS - 7.0%
350,000	JPMorgan Chase & Co. - Warrants @ $42.42 Due 10/28/18 *	3,675,000

	BIOTECHNOLOGY - 5.3%
26,000	Illumina, Inc. *	796,120
50,000	Vertex Pharmaceuticals, Inc. * +	1,979,500
		2,775,620
	COMMERCIAL SERVICES - 6.6%
10,000	Mastercard, Inc. - Cl. A	3,472,400

	COMPUTERS - 7.0%
9,000	Apple, Inc. *	3,643,020

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
50,000	Universal Display Corp. * +	2,341,500

	HEALTHCARE-PRODUCTS - 18.9%
30,000	Edwards Lifesciences Corp. * +	2,262,600
30,000	IDEXX Laboratories, Inc. *	2,159,700
10,000	Intuitive Surgical, Inc. *	4,338,600
30,000	MAKO Surgical Corp. *	1,153,500
		9,914,400
	MACHINERY-DIVERSIFIED - 4.7%
25,000	Cummins, Inc. +	2,485,750

	MINING - 1.6%
22,500	Molycorp, Inc. *	861,075

	The Biondo Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2011 (Unaudited)
Shares		Value
	OIL & GAS SERVICES - 14.3%
27,500	Core Laboratories NV	$ 2,977,150
55,000	Dresser-Rand Group, Inc. *	2,662,000
50,000	Halliburton Co.	1,868,000
		7,507,150
	RETAIL - 2.5%
24,000	Yum! Brands, Inc.	1,285,680

	SEMICONDUCTORS - 5.1%
25,000	QUALCOMM, Inc.	1,290,000
27,500	Rovi Corp. *	1,362,350
		2,652,350
	SOFTWARE - 8.0%
15,000	Salesforce.com, Inc. * +	1,997,550
22,500	VMware Inc. - Cl. A *	2,199,375
		4,196,925

	TOTAL COMMON STOCK & WARRANTS (Cost - $39,586,045)	51,540,420

Principal
	BONDS & NOTES - 1.4%
	AUTO MANUFACTURERS - 1.4%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16
	TOTAL BONDS & NOTES (Cost - $501,875)	743,750

Shares
	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
446,707	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $446,707)	446,707

	TOTAL INVESTMENTS - 100.6% (Cost - $40,534,627) (a)	$ 52,730,877
	OTHER LIABILITIES LESS ASSETS - (0.6) %	(325,415)
	NET ASSETS - 100.0%	$ 52,405,462

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities including options written as follows:
	Unrealized Appreciation:	$ 15,224,792
	Unrealized Depreciation:	(3,028,542)
	Net Unrealized Apreciation:	$ 12,196,250
* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
	The Biondo Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2011 (Unaudited)

Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
75	Cummins Inc., November 2011, Call @ $90	$ 80,250
75	Edwards Lifesciences Corp., November 2011, Call @ $70	41,250
50	Salesforce.com, Inc., November 2011, Call @ $120	91,250
50	Universal Display Corporation, November 2011, Call @ $45	26,000
100	Universal Display Corporation, November 2011, Call @ $50	30,800
200	Vertex Pharmaceuticals, Inc., November 2011, Call @ $40	41,000
	TOTAL OPTIONS WRITTEN (Premiums received $299,407)	$ 310,550

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

	The Biondo Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 51,540,420	$ -	$ -	$ 51,540,420
Bonds & Notes	743,750	-	-	743,750
Money Market Funds	446,707	-	-	446,707
Total	$ 52,730,877	$ -	$ -	$ 52,730,877

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 310,550	$ -	$ -	$ 310,550
Total	$ 310,550	$ -	$ -	$ 310,550

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/20/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/20/11